Significant Accounting Policies - Additional Information (Detail) MT in Millions, Anniversaries in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MT Anniversaries	Dec. 31, 2020 USD ($) Anniversaries	Dec. 31, 2019 USD ($) Anniversaries
Disclosure of significant accounting policies [line items]
Share-based compensation	$ 77	$ 29	$ 32
Minimum equity interest for significant influence	20.00%
Number of customers | Anniversaries	0	0	0
Increase decrease in financing obligations connected with leases	$ 227	$ 213	$ 274
Emissions of Co2 gross | MT	50
Percentage of Co2 released directly related to production process	60.00%
Percentage of Co2 released directly related to electric consumption	20.00%
Percentage of Co2 released through activity of supply and transportation	20.00%
Scope Three [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions	0.00%
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	83 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	3 years
Percentage of Co2 released	5.00%
Bottom of range [member] | Scope One [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions	35.00%
Bottom of range [member] | Scope Two [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions	42.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset	20 years
Percentage of Co2 released	7.00%
Top of range [member] | Scope One [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions	40.00%
Top of range [member] | Scope Two [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions	55.00%
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease	$ 227	$ 213	274
Additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Share-based compensation			$ 17